Corporate Governance Statement - Accountant Fees (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accountant Fees
Audit fees	€ 51	€ 49
Audit-related fees	18	26
Tax-related fees	4	6
All other fees	0	1
Total fees	€ 73	€ 82